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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: ________________
This amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DIAMONDBACK CAPITAL MANAGEMENT
Address: ONE LANDMARK SQUARE
         STAMFORD, CT 06901

13 File Number: 28-11513

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy M. Higgins
Title:   Chief Financial Officer
Phone:   203 399 1600

Signature, Place and Date of Signing:

Timothy M. Higgins    Stamford, CT     February 14, 2013
-------------------   --------------   ------------------
   [Signature]        [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: 94157

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
                                                        VALUE           SH / PUT / INVESTMENT  OTHER
NAME OF ISSUER             TITLE OF CLASS      CUSIP   (x1000) QUANTITY PRN  CALL  DISCRETION MANAGERS   SOLE   SHARED NONE
SANCHEZ ENERGY CORP          COM             79970Y905   3600    200000 SH   CALL     Sole               200000
AFFYMETRIX INC               COM             00826T908    951    300000 SH   CALL     Sole               300000
CALLIDUS SOFTWARE INC        COM             G01767905   2043    450000 SH   CALL     Sole               450000
HUTCHINSON TECHNOLOGY
 INC                         NOTE 8.500% 1/1 448407AG1   8368  14263000 PRN           Sole             14263000
SCHOOL SPECIALTY INC         SDCV 3.750%11/3 807863AM7   2273   4500000 PRN           Sole              4500000
MCMORAN EXPLORATION CO       NOTE 4.000%12/3 582411AJ3   6190   5450000 PRN           Sole              5450000
EVEREST RE GROUP LTD         COM             G3223R108  31303    284700 SH            Sole               284700
YAHOO INC                    COM             984332106  29850   1500000 SH            Sole              1500000
KONGZHONG CORP               SPONSORED ADR   50047P104   6982   1273505 SH            Sole              1273505
GREENLIGHT CAPITAL RE LTD    CLASS A         G4095J109   2597    112500 SH            Sole               112500